EQUINOX FUNDS TRUST

November 4, 2016

U.S. Securities and Exchange Commission

100 F Street N.E.

Washington, DC 20549

Attention: Filings - Rule 497(j)

Re:	Equinox Funds Trust – Equinox EquityHedge U.S. Strategy Fund and Equinox IPM Systematic Macro Fund
Post-Effective Amendment No. 92 to the Registration Statement on Form N-1A
Registration File Nos. 333-168569 and 811-22447

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Equinox Funds Trust(the “Trust”), on behalf of its series the Equinox EquityHedge U.S. Strategy Fund and Equinox IPM Systematic Macro Fund, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the following documents that would have been filed pursuant to paragraphs (b) or (c) of Rule 497 under the 1933 Act would not have differed from those contained in Post-Effective Amendment No. 92(SEC Accession No. 0001193125-16-7518350)to the Trust’s Registration Statement on Form N-1A (the “Amendment”):

1.	Prospectus for theEquinox EquityHedge U.S. Strategy Fund, Class A shares, Class C shares and Class I shares; and

2.	Statement of Additional Information for theEquinox EquityHedge U.S. Strategy Fund; and

3.	Prospectus for theEquinox IPM Systematic Macro Fund, Class I shares; and

4.	Statement of Additional Information for theEquinox IPM Systematic Macro Fund.

The text of the Amendment was filed electronically with the U.S. Securities and Exchange Commission on October 28, 2016.

Questions related to this filing should be directed to John M. Ford of Pepper Hamilton LLP at (215) 981-4750.

Very truly yours,

/s/ Robert Enck
Robert Enck
President